CONVERTIBLE NOTES - Subsidiary Convertible Note (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jun. 08, 2022 USD ($) shares	Nov. 29, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 08, 2022 CNY (¥) ¥ / shares shares
EXCHANGEABLE NOTES
Term of the debt instrument		1 year
Changes in fair values of convertible notes due to the instrument-specific credit risk			$ 1,670	$ 33	$ (132)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk			4,448	13,162	1,065
Subsidiary Convertible Note
EXCHANGEABLE NOTES
Term of the debt instrument	7 years
Aggregate principal amount of loan	$ 75,037					¥ 500,000
Debt instrument conversion price per share | ¥ / shares						¥ 135
Number of shares represented for 1 RMB registered capital | shares	1					1
Written notice period date for redeeming note	15 days
Penalty percentage per day (%)	0.05%
Changes in fair value of the convertible notes			9,327	5,154	0
Changes in fair values of convertible notes due to the instrument-specific credit risk			6,951	890	0
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk			$ 2,376	$ 4,264	$ 0
Subsidiary Convertible Note | Five-year LPR
EXCHANGEABLE NOTES
Term of the debt instrument	5 years
Variable interest rate	79.80%